Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Percentage of revenue generated from products subject to government pricing controls	30.00%	30.00%	31.00%
Percentage of revenue by customers	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.